Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 99.21%
Australia: 0.88%
Fortescue Metals Group Limited (Materials, Metals & mining)	117,285	$ 1,852,581
Brazil: 2.99%
BB Seguridade Participacoes SA (Financials, Insurance)	518,724	3,860,566
EDP Energias do Brasil SA (Utilities, Electric utilities)	609,523	2,445,873
		6,306,439
Canada: 2.17%
Open Text Corporation (Information technology, Software)	74,773	2,508,075
Pembina Pipeline Corporation (Energy, Oil, gas & consumable fuels)	58,164	2,063,750
		4,571,825
China: 3.46%
China Medical System Holding Limited (Health care, Pharmaceuticals)	1,296,000	2,237,176
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	62,600	1,858,804
Postal Savings Bank of China Company Limited H Shares (Financials, Banks) 144A	4,687,000	3,189,537
		7,285,517
Denmark: 0.73%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	704	1,531,405
Finland: 1.28%
Nokia Oyj (Information technology, Communications equipment)	567,651	2,691,526
France: 8.35%
AXA SA (Financials, Insurance)	125,870	3,927,021
BNP Paribas SA (Financials, Banks)	44,768	3,074,751
Capgemini SE (Information technology, IT services)	13,833	2,625,304
Publicis Groupe SA (Communication services, Media)	40,351	2,846,344
Sanofi SA (Health care, Pharmaceuticals)	19,991	1,957,607
Schneider Electric SE (Industrials, Electrical equipment)	19,521	3,166,610
		17,597,637
Germany: 2.67%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	28,801	2,933,803
Siemens AG (Industrials, Industrial conglomerates)	17,238	2,692,667
		5,626,470
Hong Kong: 1.08%
SITC International Holdings Incorporated (Industrials, Marine)	1,044,000	2,280,722
Indonesia: 1.28%
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	10,435,700	2,696,925
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Ireland: 2.78%
Accenture plc Class A (Information technology, IT services)	9,608	$ 2,681,112
nVent Electric plc (Industrials, Electrical equipment)	79,607	3,164,378
		5,845,490
Japan: 3.31%
Honda Motor Company Limited (Consumer discretionary, Automobiles)	102,800	2,542,913
Persol Holdings Company Limited (Industrials, Professional services)	93,900	2,058,805
Sompo Holdings Incorporated (Financials, Insurance)	55,300	2,380,603
		6,982,321
Netherlands: 2.13%
Signify NV (Industrials, Electrical equipment) 144A	62,901	2,277,356
Stellantis NV (Consumer discretionary, Automobiles)	140,666	2,211,409
		4,488,765
Singapore: 1.32%
DBS Group Holdings Limited (Financials, Banks)	101,500	2,778,692
South Korea: 2.90%
KB Financial Group Incorporated (Financials, Banks)	51,839	2,362,427
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	1,487	1,842,932
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	50,287	1,905,630
		6,110,989
Taiwan: 0.85%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	19,320	1,791,544
United Kingdom: 7.04%
3i Group plc (Financials, Capital markets)	168,076	3,279,117
Barratt Developments plc (Consumer discretionary, Household durables)	414,894	2,358,144
GSK plc (Health care, Pharmaceuticals)	143,294	2,516,961
Man Group plc (Financials, Capital markets)	735,837	2,263,769
Shell plc (Energy, Oil, gas & consumable fuels)	75,038	2,202,947
SSE plc (Utilities, Electric utilities)	103,496	2,209,088
		14,830,026
United States: 53.99%
AbbVie Incorporated (Health care, Biotechnology) #	16,084	2,376,411
Alphabet Incorporated Class A (Communication services, Interactive media & services) †	24,303	2,402,109
Amazon.com Incorporated (Consumer discretionary, Internet & direct marketing retail) †#	30,851	3,181,664
Apple Incorporated (Information technology, Technology hardware, storage & peripherals) #	40,840	5,892,804
Archer Daniels Midland Company (Consumer staples, Food products)	15,005	1,243,164
Ares Capital Corporation (Financials, Capital markets) #	173,604	3,362,709
See accompanying notes to portfolio of investments

2  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
United States: (continued)
Arista Networks Incorporated (Information technology, Communications equipment) †#	10,733	$ 1,352,573
AT&T Incorporated (Communication services, Diversified telecommunication services) #	171,972	3,503,070
Bank of America Corporation (Financials, Banks) #	88,393	3,136,184
Blackstone Mortgage Trust Incorporated Class A (Financials, Mortgage REITs)	2,664	63,510
Bristol-Myers Squibb Company (Health care, Pharmaceuticals) #	51,650	3,752,373
Bristow Group Incorporated (Energy, Energy equipment & services) †	3,653	111,563
Broadcom Incorporated (Information technology, Semiconductors & semiconductor equipment) #	5,471	3,200,590
Cisco Systems Incorporated (Information technology, Communications equipment) #	53,249	2,591,629
Comcast Corporation Class A (Communication services, Media) #	69,077	2,718,180
ConocoPhillips (Energy, Oil, gas & consumable fuels) #	39,438	4,806,309
Costco Wholesale Corporation (Consumer staples, Food & staples retailing) #	9,234	4,719,867
CVS Health Corporation (Health care, Health care providers & services)	25,549	2,253,933
Denbury Incorporated (Energy, Oil, gas & consumable fuels) †	887	76,974
Devon Energy Corporation (Energy, Oil, gas & consumable fuels) #	62,580	3,957,559
Elevance Health Incorporated (Health care, Health care providers & services)	3,598	1,798,964
General Motors Company (Consumer discretionary, Automobiles) #	52,568	2,066,974
Gilead Sciences Incorporated (Health care, Biotechnology) #	35,895	3,013,026
Hillenbrand Incorporated (Industrials, Machinery)	75,403	3,533,385
KLA Corporation (Information technology, Semiconductors & semiconductor equipment)	6,893	2,705,365
Microchip Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	31,803	2,468,549
Microsoft Corporation (Information technology, Software)	27,827	6,895,809
NVIDIA Corporation (Information technology, Semiconductors & semiconductor equipment)	11,064	2,161,574
Oaktree Specialty Lending Company (Financials, Capital markets)	120,712	2,415,438
PepsiCo Incorporated (Consumer staples, Beverages)	18,325	3,133,942
Pfizer Incorporated (Health care, Pharmaceuticals)	57,371	2,533,503
Qualcomm Incorporated (Information technology, Semiconductors & semiconductor equipment)	17,388	2,316,255
Reliance Steel & Aluminum Company (Materials, Metals & mining)	10,416	2,369,119
Simon Property Group Incorporated (Real estate, Equity REITs)	25,529	3,279,455
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	91,746	1,916,574
Target Corporation (Consumer discretionary, Multiline retail)	12,744	2,193,752
Tesla Motors Incorporated (Consumer discretionary, Automobiles) †	7,174	1,242,680
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
United States: (continued)
United Rentals Incorporated (Industrials, Trading companies & distributors) †	5,399	$ 2,380,689
UnitedHealth Group Incorporated (Health care, Health care providers & services)	8,845	4,415,336
US Bancorp (Financials, Banks)	33,467	1,666,657
Visa Incorporated Class A (Information technology, IT services)	19,666	4,527,310
		113,737,531
Total Common stocks (Cost $181,586,613)		209,006,405

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 19.16%
United States: 19.16%
180 Medical Incorporated (Health care, Health care providers & services) 144A	3.88%	10-15-2029	$200,000	177,237
Aethon United (Energy, Oil, gas & consumable fuels) 144A	8.25	2-15-2026	265,000	263,675
Air Methods Corporation (Health care, Health care providers & services) 144A	8.00	5-15-2025	130,000	5,850
Allied Universal Holdco LLC (Industrials, Commercial services & supplies) 144A	6.00	6-1-2029	355,000	285,633
Allied Universal Holdco LLC (Industrials, Commercial services & supplies) 144A	6.63	7-15-2026	200,000	192,550
Allison Transmission Incorporated (Consumer discretionary, Auto components) 144A	5.88	6-1-2029	150,000	144,416
American Airlines Group Incorporated (Industrials, Airlines) 144A	5.75	4-20-2029	220,000	212,789
Amwins Group Incorporated (Financials, Insurance) 144A	4.88	6-30-2029	315,000	276,307
Aramark Services Incorporated (Industrials, Commercial services & supplies) 144A	6.38	5-1-2025	185,000	185,046
Arches Buyer Incorporated (Materials, Metals & mining) 144A	4.25	6-1-2028	175,000	147,000
Arches Buyer Incorporated (Materials, Metals & mining) 144A	6.13	12-1-2028	130,000	109,494
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.25	4-1-2028	155,000	147,250
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.88	4-1-2027	100,000	98,000
AssuredPartners Incorporated (Financials, Insurance) 144A	5.63	1-15-2029	165,000	141,138
Avient Corporation (Materials, Chemicals) 144A	7.13	8-1-2030	70,000	70,521
Bath & Body Works Incorporated (Consumer discretionary, Specialty retail) 144A	9.38	7-1-2025	105,000	112,385
Berry Global Incorporated (Materials, Containers & packaging) 144A	5.63	7-15-2027	310,000	304,575
Bristow Group Incorporated (Energy, Energy equipment & services) 144A	6.88	3-1-2028	425,000	404,906
Broadstreet Partners Incorporated (Financials, Insurance) 144A	5.88	4-15-2029	400,000	353,324
Buckeye Partners LP (Energy, Oil, gas & consumable fuels)	5.85	11-15-2043	200,000	153,000
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	3.88	9-15-2027	145,000	123,247
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	5.63	9-15-2028	130,000	99,775
Camelot Return Merger Sub Incorporated (Financials, Diversified financial services) 144A	8.75	8-1-2028	255,000	239,764
See accompanying notes to portfolio of investments

4  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.16% (continued)
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	4.00%	8-1-2028	$170,000	$ 146,877
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	6.00	5-1-2029	145,000	114,550
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.88	8-1-2027	150,000	154,125
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.50	2-1-2026	70,000	73,214
Carnival Holdings Bermuda Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.38	5-1-2028	170,000	183,600
CCM Merger Incorporated (Consumer discretionary, Hotels, restaurants & leisure) 144A	6.38	5-1-2026	625,000	604,688
CCO Holdings LLC (Communication services, Media) 144A	4.50	8-15-2030	825,000	704,930
CCO Holdings LLC (Communication services, Media)	4.50	5-1-2032	75,000	62,063
CCO Holdings LLC (Communication services, Media) 144A	5.00	2-1-2028	25,000	23,344
CCO Holdings LLC (Communication services, Media) 144A	5.13	5-1-2027	50,000	47,653
Cedar Fair LP (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	5-1-2025	125,000	124,090
Celanese US Holding LLC (Materials, Chemicals)	6.05	3-15-2025	385,000	387,956
Chart Industries Incorporated (Industrials, Machinery) 144A	9.50	1-1-2031	50,000	52,175
Chart Industries Incorporated (Industrials, Machinery) 144A	7.50	1-1-2030	50,000	51,125
Chemours Company (Materials, Chemicals) 144A	4.63	11-15-2029	220,000	183,814
CHS Incorporated (Consumer staples, Food products) 144A	5.25	5-15-2030	165,000	133,142
CHS Incorporated (Consumer staples, Food products) 144A	6.00	1-15-2029	10,000	8,778
Churchill Downs Incorporated (Consumer discretionary, Hotels, restaurants & leisure) 144A	4.75	1-15-2028	145,000	135,671
Ciena Corporation (Information technology, Communications equipment) 144A	4.00	1-31-2030	125,000	109,375
Cinemark USA Incorporated (Communication services, Media) 144A	5.25	7-15-2028	275,000	225,412
Cinemark USA Incorporated (Communication services, Media) 144A	5.88	3-15-2026	75,000	67,348
Cinemark USA Incorporated (Communication services, Media) 144A	8.75	5-1-2025	225,000	229,152
Clarios Global LP (Consumer discretionary, Auto components) 144A	6.25	5-15-2026	125,000	124,175
Clear Channel Outdoor Holdings (Communication services, Media) 144A	7.50	6-1-2029	300,000	244,500
Clearwater Paper Corporation (Materials, Paper & forest products) 144A	4.75	8-15-2028	220,000	195,486
Clydesdale Acquisition Holdings Incorporated (Materials, Containers & packaging) 144A	8.75	4-15-2030	280,000	247,459
CommScope Technologies LLC (Information technology, Communications equipment) 144A	4.75	9-1-2029	100,000	83,236
CommScope Technologies LLC (Information technology, Communications equipment) 144A	5.00	3-15-2027	190,000	145,061
Cooper Tire & Rubber Company (Consumer discretionary, Auto components)	7.63	3-15-2027	220,000	222,582
CoreCivic Incorporated (Industrials, Commercial services & supplies)	8.25	4-15-2026	580,000	593,011
CQP Holdco LP (Energy, Oil, gas & consumable fuels) 144A	5.50	6-15-2031	340,000	309,609
Crown Cork & Seal Company Incorporated (Materials, Containers & packaging)	7.38	12-15-2026	160,000	167,134
CSC Holdings LLC (Communication services, Media) 144A	4.13	12-1-2030	95,000	70,231
CSC Holdings LLC (Communication services, Media) 144A	4.63	12-1-2030	225,000	133,043
CSC Holdings LLC (Communication services, Media) 144A	5.75	1-15-2030	275,000	173,250
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  5

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.16% (continued)
Dave & Buster's Incorporated (Communication services, Entertainment) 144A	7.63%	11-1-2025	$75,000	$ 76,226
DIRECTV Financing LLC (Communication services, Media) 144A	5.88	8-15-2027	255,000	230,980
DISH DBS Corporation (Communication services, Media) 144A	5.75	12-1-2028	200,000	163,637
DISH Network Corporation (Communication services, Media) 144A	11.75	11-15-2027	115,000	119,508
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.13	6-15-2029	75,000	65,813
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.38	6-15-2031	275,000	240,549
Enact Holdings Incorporated (Financials, Thrifts & mortgage finance) 144A	6.50	8-15-2025	570,000	561,450
Encino Acquisition Partners Company (Energy, Oil, gas & consumable fuels) 144A	8.50	5-1-2028	420,000	391,570
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.05	4-1-2045	180,000	141,507
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.38	6-1-2029	245,000	236,132
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.60	4-1-2044	200,000	167,518
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels) 144A	5.63	1-15-2028	40,000	39,100
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.50	9-1-2030	170,000	173,188
Enviva Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.50	1-15-2026	853,000	796,199
EQM Midstream Partners (Energy, Oil, gas & consumable fuels) 144A	7.50	6-1-2027	5,000	5,000
EQM Midstream Partners (Energy, Oil, gas & consumable fuels) 144A	7.50	6-1-2030	240,000	239,700
FirstCash Incorporated (Financials, Consumer finance) 144A	4.63	9-1-2028	95,000	85,381
FirstCash Incorporated (Financials, Consumer finance) 144A	5.63	1-1-2030	140,000	128,090
Ford Motor Company (Consumer discretionary, Automobiles)	3.25	2-12-2032	125,000	99,208
Ford Motor Credit Company LLC (Financials, Consumer finance)	4.39	1-8-2026	475,000	455,919
Ford Motor Credit Company LLC (Financials, Consumer finance)	5.11	5-3-2029	550,000	521,239
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	5.50	5-1-2028	310,000	272,812
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	6.50	10-1-2025	242,000	234,256
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	9.75	8-1-2027	34,000	34,953
G-III Apparel Group Limited (Consumer discretionary, Textiles, apparel & luxury goods) 144A	7.88	8-15-2025	425,000	403,647
GLP Capital LP (Real estate, Equity REITs)	3.25	1-15-2032	165,000	136,805
Gray Escrow II Incorporated (Communication services, Media) 144A	5.38	11-15-2031	675,000	519,092
Gray Television Incorporated (Communication services, Media) 144A	4.75	10-15-2030	275,000	202,813
See accompanying notes to portfolio of investments

6  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.16% (continued)
Harvest Midstream LP (Energy, Oil, gas & consumable fuels) 144A	7.50%	9-1-2028	$150,000	$ 147,563
Hat Holdings LLC (Financials, Diversified financial services) 144A	3.38	6-15-2026	140,000	124,250
Hat Holdings LLC (Financials, Diversified financial services) 144A	3.75	9-15-2030	85,000	64,964
Hat Holdings LLC (Financials, Diversified financial services) 144A	6.00	4-15-2025	65,000	63,538
Hawaiian Airlines Incorporated (Industrials, Airlines)	3.90	7-15-2027	158,942	142,280
Hawaiian Brand Intellectual Property Limited (Industrials, Airlines) 144A	5.75	1-20-2026	180,000	171,898
Hess Midstream Operation Company (Energy, Oil, gas & consumable fuels) 144A	5.50	10-15-2030	35,000	32,641
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	5.75	2-1-2029	60,000	55,800
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.00	4-15-2030	30,000	27,890
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.00	2-1-2031	100,000	92,470
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.25	11-1-2028	50,000	48,026
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.25	4-15-2032	30,000	27,691
HUB International Limited (Financials, Insurance) 144A	5.63	12-1-2029	85,000	76,064
Iron Mountain Incorporated (Real estate, Equity REITs) 144A	4.50	2-15-2031	300,000	257,067
Iron Mountain Incorporated (Real estate, Equity REITs) 144A	5.25	7-15-2030	270,000	244,334
Kinetik Holdings LP Company (Energy, Oil, gas & consumable fuels) 144A	5.88	6-15-2030	245,000	232,750
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.25	2-1-2027	155,000	136,594
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.75	6-15-2029	65,000	54,004
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	5.25	10-1-2025	265,000	255,063
Las Vegas Sands Corporation (Consumer discretionary, Hotels, restaurants & leisure)	3.20	8-8-2024	245,000	235,783
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	3.63	1-15-2029	150,000	111,600
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	4.25	7-1-2028	100,000	79,249
LFS TopCo LLC (Financials, Consumer finance) 144A	5.88	10-15-2026	135,000	111,676
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	3.75	1-15-2028	195,000	173,489
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	5.63	3-15-2026	135,000	130,982
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	6.50	5-15-2027	255,000	256,412
LPL Holdings Incorporated (Financials, Diversified financial services) 144A	4.38	5-15-2031	245,000	214,524
LSF9 Atlantis Holdings LLC (Consumer discretionary, Multiline retail) 144A	7.75	2-15-2026	400,000	365,000
Macy's Retail Holdings LLC (Consumer discretionary, Multiline retail) 144A	5.88	4-1-2029	145,000	134,852
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  7

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.16% (continued)
Macy's Retail Holdings LLC (Consumer discretionary, Multiline retail) 144A	6.13%	3-15-2032	$50,000	$ 44,750
Match Group Holdings II LLC (Communication services, Media) 144A	5.63	2-15-2029	255,000	239,727
McAfee Corporation (Information technology, Software) 144A	7.38	2-15-2030	285,000	236,720
MGM Resorts International (Consumer discretionary, Hotels, restaurants & leisure)	6.75	5-1-2025	95,000	95,695
Michaels Companies Incorporated (Consumer discretionary, Specialty retail) 144A	7.88	5-1-2029	170,000	129,200
MPH Acquisition Holdings LLC (Information technology, Software) 144A	5.50	9-1-2028	145,000	120,350
MPH Acquisition Holdings LLC (Information technology, Software) 144A	5.75	11-1-2028	370,000	268,713
MPT Operating Partnership LP (Real estate, Equity REITs)	3.50	3-15-2031	510,000	357,004
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	6.38	7-15-2028	75,000	74,173
Nabors Industries Limited (Energy, Oil, gas & consumable fuels) 144A	7.38	5-15-2027	210,000	210,273
Navient Corporation (Financials, Consumer finance)	5.00	3-15-2027	220,000	200,768
Navient Corporation (Financials, Consumer finance)	5.63	8-1-2033	125,000	96,888
Navient Corporation (Financials, Consumer finance)	5.88	10-25-2024	85,000	84,068
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.88	3-15-2026	255,000	220,570
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.88	2-15-2027	245,000	227,789
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	7.75	2-15-2029	130,000	111,791
NCR Corporation (Information technology, Software) 144A	5.13	4-15-2029	45,000	39,197
NCR Corporation (Information technology, Software) 144A	6.13	9-1-2029	290,000	287,100
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	4.75	11-1-2028	100,000	90,268
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	5.63	7-15-2027	140,000	133,360
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.25	7-15-2024	29,000	28,323
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.25	9-15-2024	2,000	1,865
NMG Holding Company Incorporated (Consumer discretionary, Specialty retail) 144A	7.13	4-1-2026	235,000	224,393
NortonLifeLock Incorporated (Information technology, Software) 144A	5.00	4-15-2025	245,000	240,100
NSG Holdings LLC (Utilities, Independent power & renewable electricity producers) 144A	7.75	12-15-2025	312,093	306,350
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.45	9-15-2036	625,000	657,269
Oceaneering International Incorporated (Energy, Energy equipment & services)	4.65	11-15-2024	90,000	87,310
Oceaneering International Incorporated (Energy, Energy equipment & services)	6.00	2-1-2028	275,000	262,983
OneMain Finance Corporation (Financials, Consumer finance)	5.38	11-15-2029	100,000	87,560
OneMain Finance Corporation (Financials, Consumer finance)	7.13	3-15-2026	125,000	124,182
Oppenheimer Holdings Incorporated (Financials, Capital markets)	5.50	10-1-2025	300,000	294,750
See accompanying notes to portfolio of investments

8  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.16% (continued)
Outfront Media Capital Corporation (Communication services, Media) 144A	4.63%	3-15-2030	$200,000	$ 171,782
Outfront Media Capital Corporation (Communication services, Media) 144A	5.00	8-15-2027	75,000	68,990
Pattern Energy Operations LP (Energy, Energy equipment & services) 144A	4.50	8-15-2028	575,000	527,563
PECF USS Intermediate Holding III Corporation (Financials, Consumer finance) 144A	8.00	11-15-2029	205,000	156,313
Pediatrix Medical Group (Health care, Health care providers & services) 144A	5.38	2-15-2030	130,000	115,050
PetSmart Incorporated (Consumer discretionary, Specialty retail) 144A	4.75	2-15-2028	125,000	115,623
PG&E Corporation (Utilities, Electric utilities)	5.00	7-1-2028	25,000	23,426
PG&E Corporation (Utilities, Electric utilities)	5.25	7-1-2030	525,000	483,000
PRA Group Incorporated (Financials, Consumer finance) 144A	5.00	10-1-2029	355,000	304,710
QORVO Incorporated (Information technology, Semiconductors & semiconductor equipment) 144A	3.38	4-1-2031	100,000	82,699
QVC Incorporated (Communication services, Media)	4.38	9-1-2028	220,000	141,895
QVC Incorporated (Communication services, Media)	4.75	2-15-2027	185,000	140,195
QVC Incorporated (Communication services, Media)	5.95	3-15-2043	110,000	56,877
Rent-A-Center Incorporated (Consumer discretionary, Specialty retail) 144A	6.38	2-15-2029	340,000	289,000
Rocket Mortgage LLC (Financials, Consumer finance) 144A	2.88	10-15-2026	225,000	200,602
Rocket Mortgage LLC (Financials, Consumer finance) 144A	4.00	10-15-2033	120,000	95,165
Rockies Express Pipeline LLC (Energy, Oil, gas & consumable fuels) 144A	6.88	4-15-2040	225,000	190,673
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.38	7-15-2027	30,000	26,096
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	8-31-2026	80,000	71,597
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	4-1-2028	430,000	369,800
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.25	1-15-2029	155,000	163,505
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	11.63	8-15-2027	245,000	259,993
Sabre GLBL Incorporated (Information technology, IT services) 144A	7.38	9-1-2025	50,000	49,043
Sabre GLBL Incorporated (Information technology, IT services) 144A	9.25	4-15-2025	635,000	651,481
Sabre GLBL Incorporated (Information technology, IT services) 144A	11.25	12-15-2027	105,000	111,300
Salem Media Group Incorporated (Communication services, Media) 144A	6.75	6-1-2024	80,000	77,400
Scripps Escrow II Incorporated (Communication services, Media) 144A	3.88	1-15-2029	40,000	33,416
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.38	1-15-2031	525,000	423,675
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.88	7-15-2027	25,000	22,313
Select Medical Corporation (Health care, Health care providers & services) 144A	6.25	8-15-2026	200,000	195,336
Service Corporation International (Consumer discretionary, Diversified consumer services)	7.50	4-1-2027	10,000	10,399
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  9

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.16% (continued)
Service Properties Trust Company (Real estate, Equity REITs)	4.35%	10-1-2024	$135,000	$ 127,305
Service Properties Trust Company (Real estate, Equity REITs)	4.95	2-15-2027	150,000	122,715
Service Properties Trust Company (Real estate, Equity REITs)	5.25	2-15-2026	33,000	28,573
Service Properties Trust Company (Real estate, Equity REITs)	7.50	9-15-2025	70,000	68,830
Six Flags Entertainment Company (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	4-15-2027	55,000	51,841
Six Flags Entertainment Company (Consumer discretionary, Hotels, restaurants & leisure) 144A	7.00	7-1-2025	98,000	99,069
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	4.75	2-1-2032	155,000	136,636
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	7.75	10-1-2027	55,000	57,358
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	8.38	9-15-2028	125,000	131,293
Spirit AeroSystems Incorporated (Industrials, Aerospace & defense) 144A	7.50	4-15-2025	175,000	175,602
Spirit AeroSystems Incorporated (Industrials, Aerospace & defense) 144A	9.38	11-30-2029	295,000	320,597
Spirit Loyalty Cayman Limited (Industrials, Airlines) 144A	8.00	9-20-2025	270,000	275,400
Spirit Loyalty Cayman Limited (Industrials, Airlines) 144A	8.00	9-20-2025	100,000	102,498
SS&C Technologies Incorporated (Information technology, Software) 144A	5.50	9-30-2027	175,000	168,305
Starwood Property Trust Incorporated (Financials, Mortgage REITs) 144A	4.38	1-15-2027	250,000	224,375
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	4.75	3-15-2025	90,000	86,259
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13	10-1-2026	195,000	197,898
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.00	12-31-2030	215,000	195,818
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.00	9-1-2031	85,000	76,500
Tenet Healthcare Corporation (Health care, Health care providers & services)	4.88	1-1-2026	150,000	146,096
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	4.75	1-15-2030	175,000	157,497
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	5.00	1-31-2028	625,000	587,077
TK Elevator US Newco Incorporated (Industrials, Machinery) 144A	5.25	7-15-2027	345,000	319,322
Toll Brothers Finance Corporation (Consumer discretionary, Household durables)	4.35	2-15-2028	200,000	188,063
Townsquare Media Incorporated (Communication services, Media) 144A	6.88	2-1-2026	455,000	425,648
TransDigm Group Incorporated (Industrials, Aerospace & defense)	7.50	3-15-2027	375,000	377,919
Tri Pointe Homes Incorporated (Financials, Insurance)	5.88	6-15-2024	130,000	129,561
Uber Technologies Incorporated (Industrials, Road & rail) 144A	4.50	8-15-2029	245,000	218,127
Uber Technologies Incorporated (Industrials, Road & rail) 144A	8.00	11-1-2026	355,000	363,392
See accompanying notes to portfolio of investments

10  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.16% (continued)
United Wholesale Mortgage LLC (Financials, Diversified financial services) 144A	5.50%	11-15-2025	$210,000	$ 196,422
United Wholesale Mortgage LLC (Financials, Thrifts & mortgage finance) 144A	5.50	4-15-2029	65,000	55,890
US Foods Incorporated (Consumer staples, Food products) 144A	6.25	4-15-2025	125,000	125,226
USA Compression Partners LP (Energy, Energy equipment & services)	6.88	4-1-2026	175,000	171,754
USA Compression Partners LP (Energy, Energy equipment & services)	6.88	9-1-2027	55,000	53,350
Venture Global Calcasieu Pass LLC (Energy, Oil, gas & consumable fuels) 144A	6.25	1-15-2030	275,000	280,165
Venture Global LNG Incorporated (Energy, Oil, gas & consumable fuels) 144A	3.88	11-1-2033	45,000	38,225
Vistra Operations Company LLC (Utilities, Independent power & renewable electricity producers) 144A	4.38	5-1-2029	105,000	92,331
Vistra Operations Company LLC (Utilities, Independent power & renewable electricity producers) 144A	5.63	2-15-2027	210,000	202,804
Vistra Operations Company LLC (5 Year Treasury Constant Maturity +5.74%) (Utilities, Independent power & renewable electricity producers) 144A±	7.00	12-15-2026	90,000	84,150
Vital Energy Incorporated (Energy, Oil, gas & consumable fuels)	9.50	1-15-2025	180,000	181,642
Werner FinCo LP (Industrials, Machinery) 144A	8.75	7-15-2025	355,000	236,517
Wesco Distribution Incorporated (Information technology, Electronic equipment, instruments & components) 144A	7.13	6-15-2025	285,000	289,560
Total Corporate bonds and notes (Cost $43,158,024)				40,370,503
Loans: 1.39%
Asurion LLC (1 Month LIBOR +3.00%) (Financials, Insurance) <±	7.57	11-3-2024	120,000	118,631
Asurion LLC (1 Month LIBOR +5.25%) (Financials, Insurance) ±	9.82	1-31-2028	95,000	78,898
Chart Industries Incorporated (1 Month LIBOR +3.75%) (Industrials, Machinery) <±	8.01	12-7-2029	45,000	45,019
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) (Financials, Mortgage REITs) ‡±	9.08	8-9-2026	153,450	151,724
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) (Communication services, Media) ±	8.33	8-21-2026	94,512	89,742
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) (Communication services, Entertainment) <±	9.69	6-29-2029	114,487	114,573
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) (Energy, Oil, gas & consumable fuels) ±	9.23	9-29-2028	143,374	143,060
Hubbard Radio LLC (1 Month LIBOR +4.25%) (Communication services, Media) ±	8.82	3-28-2025	141,743	123,317
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.50%) (Communication services, Diversified telecommunication services) ±	7.44	2-1-2029	243,016	238,999
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.50%) (Energy, Oil, gas & consumable fuels) ±	9.16	9-19-2029	89,775	89,625
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) (Industrials, Airlines) ±	10.00	6-21-2027	265,500	276,518
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) (Financials, Diversified financial services) ±	8.98	4-30-2024	90,918	72,053
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  11

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans (continued)
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) (Financials, Diversified financial services) ‡±	12.83%	4-30-2025	$148,199	$ 122,264
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) (Financials, Diversified financial services) ±	8.07	5-30-2025	208,238	203,857
SkyMiles IP Limited (3 Month LIBOR +3.75%) (Industrials, Airlines) <±	8.56	10-20-2027	180,000	185,963
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care equipment & supplies) ±	8.21	8-31-2026	60,868	60,701
The Geo Group Incorporated (1 Month LIBOR +7.13%) (Industrials, Commercial services & supplies) <±	11.69	3-23-2027	586,581	588,258
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) (Industrials, Machinery) ±	8.60	7-30-2027	46,707	45,825
Werner FinCo LP (3 Month LIBOR +4.00%) (Industrials, Machinery) ±	8.73	7-24-2024	205,659	185,864
Total Loans (Cost $2,998,247)				2,934,891

	Dividend yield	Shares
Preferred stocks: 0.28%
United States: 0.28%
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks) 144A†±	0.86	750	592,500
Total Preferred stocks (Cost $495,000)			592,500

	Expiration date
Rights: 0.00%
Luxembourg: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights (Communication services, Diversified telecommunication services) ♦†	12-5-2025	636	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights (Communication services, Diversified telecommunication services) ♦†	12-5-2025	636	0
Total Rights (Cost $0)			0

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 1.85%
Canada: 0.62%
Air Canada Pass-Through Trust Series 2020-1 Class C (Industrials, Airlines) 144A	10.50	7-15-2026	$405,000	429,300
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	4.88	6-1-2028	150,000	96,423
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	5.25	1-30-2030	190,000	83,320
New Red Finance Incorporated (Financials, Diversified financial services) 144A	4.00	10-15-2030	140,000	119,175
See accompanying notes to portfolio of investments

12  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Canada: 0.62% (continued)
NorthRiver Midstream Finance LP (Energy, Oil, gas & consumable fuels) 144A	5.63%	2-15-2026	$295,000	$ 283,200
Videotron Limited (Communication services, Media) 144A	5.13	4-15-2027	300,000	287,976
				1,299,394
India: 0.24%
Fly Leasing Limited (Industrials, Trading companies & distributors) 144A	7.00	10-15-2024	585,000	506,021
Ireland: 0.29%
Ardagh Packaging Finance plc (Materials, Containers & packaging) 144A	6.00	6-15-2027	225,000	224,370
Castlelake Aviation Finance (Financials, Diversified financial services) 144A	5.00	4-15-2027	220,000	196,900
Seagate HDD Cayman (Information technology, Technology hardware, storage & peripherals)	4.13	1-15-2031	226,000	189,829
				611,099
Luxembourg: 0.00%
Intelsat Jackson Holdings SA (Communication services, Diversified telecommunication services) ♦†	5.50	8-1-2023	650,000	0
Malta: 0.16%
VistaJet Malta Finance PLC (Industrials, Airlines) 144A	6.38	2-1-2030	380,000	335,122
Monaco: 0.09%
Navios Maritime Holdings Incorporated (Industrials, Transportation infrastructure) ♦‡	9.75	4-15-2024	244,225	189,775
Netherlands: 0.26%
Sensata Technologies BV (Industrials, Electrical equipment) 144A	4.00	4-15-2029	200,000	179,500
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.00	10-1-2025	97,000	95,933
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.88	9-1-2030	170,000	166,813
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	6.75	3-1-2028	115,000	115,658
				557,904
Spain: 0.13%
Grifols Escrow Issuer SA (Health care, Biotechnology) 144A	4.75	10-15-2028	305,000	265,234
United Kingdom: 0.06%
Connect U.S. Finco LLC (Communication services, Wireless telecommunication services) 144A	6.75	10-1-2026	125,000	119,531
Total Yankee corporate bonds and notes (Cost $4,255,081)				3,884,080

See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  13

Portfolio of investments—January 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.47%
Investment companies: 1.47%
Allspring Government Money Market Fund Select Class ♠∞##		4.16%	3,103,424	$ 3,103,424
Total Short-term investments (Cost $3,103,424)				3,103,424
Total investments in securities (Cost $235,596,389)	123.36%			259,891,803
Other assets and liabilities, net	(23.36)			(49,219,871)
Total net assets	100.00%			$210,671,932

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
##	All or a portion of this security is segregated for unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,000,944	$27,422,062	$(28,319,582)	$0	$0	$3,103,424	3,103,424	$24,670
See accompanying notes to portfolio of investments

14  |  Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2023 (unaudited)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Company	(126)	$(850,500)	$67.50	2-3-2023	$(52,290)
iShares MSCI EAFE ETF	Morgan Stanley Company	(173)	(1,245,600)	72.00	2-17-2023	(15,397)
iShares MSCI EAFE ETF	Morgan Stanley Company	(79)	(513,500)	65.00	2-17-2023	(53,523)
iShares MSCI EAFE ETF	Morgan Stanley Company	(858)	(6,134,700)	71.50	2-17-2023	(98,670)
iShares MSCI EAFE ETF	Morgan Stanley Company	(4,010)	(29,674,000)	74.00	2-17-2023	(84,210)
iShares MSCI EAFE ETF	Morgan Stanley Company	(658)	(4,803,400)	73.00	2-24-2023	(41,125)
iShares MSCI EAFE ETF	Morgan Stanley Company	(42)	(281,400)	67.00	3-17-2023	(21,735)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(1,292)	(5,491,000)	42.50	2-3-2023	(8,398)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(957)	(4,162,950)	43.50	2-10-2023	(3,828)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(113)	(485,900)	43.00	3-17-2023	(5,876)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(65)	(266,500)	41.00	3-17-2023	(9,620)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company	(31)	(142,600)	46.00	3-31-2023	(357)
Nasdaq 100 Stock Index	Morgan Stanley Company	(5)	(6,500,000)	13,000.00	2-24-2023	(16,875)
Russell 2000 Index	Morgan Stanley Company	(2)	(348,000)	1,740.00	2-3-2023	(38,310)
Russell 2000 Index	Morgan Stanley Company	(1)	(182,000)	1,820.00	2-10-2023	(11,660)
Russell 2000 Index	Morgan Stanley Company	(5)	(900,000)	1,800.00	2-17-2023	(69,850)
Russell 2000 Index	Morgan Stanley Company	(7)	(1,242,500)	1,775.00	2-17-2023	(113,994)
Russell 2000 Index	Morgan Stanley Company	(3)	(568,500)	1,895.00	2-24-2023	(20,310)
Russell 2000 Index	Morgan Stanley Company	(5)	(1,015,000)	2,030.00	2-24-2023	(4,775)
S&P 500 Index	Morgan Stanley Company	(6)	(2,364,000)	3,940.00	2-3-2023	(86,820)
S&P 500 Index	Morgan Stanley Company	(12)	(4,560,000)	3,800.00	2-3-2023	(335,100)
S&P 500 Index	Morgan Stanley Company	(10)	(4,170,000)	4,170.00	2-3-2023	(9,000)
S&P 500 Index	Morgan Stanley Company	(4)	(1,514,000)	3,785.00	2-3-2023	(117,660)
S&P 500 Index	Morgan Stanley Company	(16)	(6,760,000)	4,225.00	2-10-2023	(11,680)
S&P 500 Index	Morgan Stanley Company	(5)	(1,945,000)	3,890.00	2-10-2023	(99,125)
S&P 500 Index	Morgan Stanley Company	(6)	(2,688,000)	4,480.00	2-17-2023	(270)
S&P 500 Index	Morgan Stanley Company	(16)	(5,952,000)	3,720.00	2-17-2023	(580,640)
S&P 500 Index	Morgan Stanley Company	(2)	(800,000)	4,000.00	2-24-2023	(25,680)
S&P 500 Index	Morgan Stanley Company	(14)	(5,292,000)	3,780.00	3-31-2023	(486,850)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company	(19)	(75,050)	39.50	2-3-2023	(6,508)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company	(176)	(686,400)	39.00	2-17-2023	(88,440)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company	(82)	(336,200)	41.00	2-17-2023	(22,878)
						$(2,541,454)
See accompanying notes to portfolio of investments

Allspring Global Dividend Opportunity Fund  |  15

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

16  |  Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2023, the Fund had unfunded loan commitments of $336,917.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Global Dividend Opportunity Fund  |  17

Notes to portfolio of investments—January 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,852,581	$0	$1,852,581
Brazil	6,306,439	0	0	6,306,439
Canada	4,571,825	0	0	4,571,825
China	0	7,285,517	0	7,285,517
Denmark	0	1,531,405	0	1,531,405
Finland	0	2,691,526	0	2,691,526
France	0	17,597,637	0	17,597,637
Germany	0	5,626,470	0	5,626,470
Hong Kong	0	2,280,722	0	2,280,722
Indonesia	0	2,696,925	0	2,696,925
Ireland	5,845,490	0	0	5,845,490
Japan	0	6,982,321	0	6,982,321
Netherlands	0	4,488,765	0	4,488,765
Singapore	0	2,778,692	0	2,778,692
South Korea	0	6,110,989	0	6,110,989
Taiwan	1,791,544	0	0	1,791,544
United Kingdom	0	14,830,026	0	14,830,026
United States	113,737,531	0	0	113,737,531
Corporate bonds and notes	0	40,370,503	0	40,370,503
Loans	0	2,660,903	273,988	2,934,891
Preferred stocks
United States	0	592,500	0	592,500
Rights
Luxembourg	0	0	0	0
Yankee corporate bonds and notes	0	3,694,305	189,775	3,884,080
Short-term investments
Investment companies	3,103,424	0	0	3,103,424
Total assets	$135,356,253	$124,071,787	$463,763	$259,891,803
Liabilities
Written options	$2,541,454	$0	$0	$2,541,454
Total liabilities	$2,541,454	$0	$0	$2,541,454
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.

18  |  Allspring Global Dividend Opportunity Fund